Lease ( Schedule of Non-cancellable Operating Lease Payment) (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
2020	$ 1,289	¥ 8,972
2021	1,289	8,972
2022	1,133	7,886
2023	1,034	7,196
2024	789	5,496
Above 5 years	$ 1,969	¥ 13,708